STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.3%
Australia - 5.4%
AGL Energy Ltd.	212,291	[a]	1,166,424
Aristocrat Leisure Ltd.	22,727		472,257
ASX Ltd.	94,400	[a]	4,371,798
Brambles Ltd.	112,074	[a]	921,008
Fortescue Metals Group Ltd.	127,281	[a]	1,777,381
Macquarie Group Ltd.	23,075		2,623,044
			11,331,912
Austria - 1.6%
OMV AG	65,848	[a]	3,390,424
Belgium - 1.5%
Ageas SA	73,096		3,240,933
Denmark - .5%
AP Moller - Maersk A/S, Cl. B	427	[a]	960,117
France - 16.5%
AXA SA	52,366	[a]	1,460,518
BNP Paribas SA	114,410	[a]	6,521,537
Cie Generale des Etablissements Michelin SCA	117,384	[a]	3,265,111
Euroapi SA	2,629	[a]	38,977
Klepierre SA	79,524	[a]	1,832,773
LVMH SE	5,881		4,280,186
Publicis Groupe SA	80,630	[a]	5,128,563
Sanofi	84,105	[a]	8,088,313
Teleperformance	7,205	[a]	1,717,594
Vinci SA	25,438		2,540,297
			34,873,869
Germany - 10.1%
Allianz SE	9,315	[a]	2,003,222
Bayer AG	94,220	[a]	4,873,953
Daimler Truck Holding AG	34,017	[a]	1,053,989
Deutsche Post AG	141,876	[a]	5,342,827
Evonik Industries AG	122,485	[a]	2,351,531
HeidelbergCement AG	12,614	[a]	719,422
Mercedes-Benz Group AG	74,882	[a]	4,921,667
			21,266,611
Hong Kong - 1.1%
Sun Hung Kai Properties Ltd.	167,000		2,285,019
Italy - 4.7%
Enel SPA	1,259,115		6,779,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Italy - 4.7% (continued)
Eni SPA	223,638		3,180,579
			9,960,112
Japan - 20.0%
Advantest Corp.	24,500		1,583,054
Casio Computer Co.	275,200		2,816,166
FUJIFILM Holdings Corp.	20,900		1,055,033
Fujitsu Ltd.	21,500		2,885,725
ITOCHU Corp.	117,500		3,711,940
Mitsubishi Electric Corp.	143,300		1,434,201
Mizuho Financial Group Inc.	68,800		972,972
Nintendo Co.	48,700		2,052,792
Nippon Telegraph & Telephone Corp.	217,300		6,228,913
Recruit Holdings Co.	66,400		2,113,325
Renesas Electronics Corp.	256,400	[a]	2,312,172
Shionogi & Co.	63,100		3,166,539
Sony Group Corp.	47,200		3,609,052
Sumitomo Mitsui Financial Group Inc.	128,600		5,189,467
Tokyo Electron Ltd.	7,200		2,133,008
Trend Micro Inc.	24,100		1,127,507
			42,391,866
Netherlands - 5.3%
ASML Holding NV	8,150		4,395,236
ING Groep NV	203,655		2,482,612
Koninklijke Ahold Delhaize NV	152,177	[a]	4,372,179
			11,250,027
Norway - .6%
Yara International ASA	27,664		1,215,919
Singapore - .8%
Singapore Exchange Ltd.	116,900		781,137
United Overseas Bank Ltd.	44,100	[a]	1,010,803
			1,791,940
Spain - .8%
ACS Actividades de Construccion y Servicios SA	59,343	[a,b]	1,700,530
Switzerland - 7.6%
Kuehne + Nagel International AG	16,553	[a]	3,852,491
Novartis AG	30,174	[a]	2,727,783
Roche Holding AG	24,012	[a]	7,543,920
Sonova Holding AG	5,314	[a]	1,260,326
STMicroelectronics NV	20,250		715,220
			16,099,740
United Kingdom - 18.8%
Ashtead Group PLC	48,031		2,740,766
BAE Systems PLC	236,183		2,444,166

Description		Shares		Value ($)
Common Stocks - 95.3% (continued)
United Kingdom - 18.8% (continued)
BP PLC		209,964		1,205,467
Bunzl PLC		25,919		864,526
Burberry Group PLC		105,234		2,582,620
Centrica PLC		1,706,572		1,991,362
Diageo PLC		53,178	[a]	2,346,568
Ferguson PLC		28,924		3,650,625
GSK PLC		191,303		3,324,820
Haleon PLC		236,587	[a]	936,293
Imperial Brands PLC		43,725		1,094,758
Legal & General Group PLC		454,487	[a]	1,370,883
Melrose Industries PLC		530,070	[a]	861,914
Rio Tinto PLC		43,629	[a]	3,058,171
Shell PLC		34,245		962,975
SSE PLC		170,806		3,535,210
Tate & Lyle PLC		286,641		2,464,554
Unilever PLC		17,957		907,875
Vodafone Group PLC		3,426,900		3,490,022
				39,833,575
Total Common Stocks (cost $207,148,437)				201,592,594

Exchange-Traded Funds - .8%
United States - .8%
iShares MSCI EAFE ETF (cost $1,631,368)		24,893	[b]	1,633,977
	Preferred Dividend Yield (%)
Preferred Stocks - 1.8%
Germany - 1.8%
Volkswagen AG (cost $6,723,454)	21.17	31,276		3,897,671
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $388,593)	4.37	388,593	[c]	388,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,187,740)	4.37	4,187,740	[c]	4,187,740
Total Investments (cost $220,079,592)		100.1%		211,700,575
Liabilities, Less Cash and Receivables		(.1%)		(249,459)
Net Assets		100.0%		211,451,116

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2022, the value of the fund’s securities on loan was $3,310,349 and the value of the collateral was $4,187,740. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	201,592,594	-	-	201,592,594
Equity Securities - Preferred Stocks	3,897,671	-	-	3,897,671
Exchange-Traded Funds	1,633,977	-	-	1,633,977
Investment Companies	4,576,333	-	-	4,576,333

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2022, accumulated net unrealized depreciation on investments was $8,379,017, consisting of $15,669,877 gross unrealized appreciation and $24,048,894 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.